Document and Entity Information	Mar. 02, 2021
Cover [Abstract]
Entity Registrant Name	Magnolia Oil & Gas Corp
Amendment Flag	false
Entity Central Index Key	0001698990
Document Type	8-K
Document Period End Date	Mar. 02, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-38083
Entity Tax Identification Number	81-5365682
Entity Address, Address Line One	Nine Greenway Plaza
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77046
City Area Code	(713)
Local Phone Number	842-9050
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Class A Common Stock, par value $0.0001 Per Share
Trading Symbol	MGY
Security Exchange Name	NYSE